Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Undiscounted operating lease payments for future commitments for leases not yet commenced [Abstract]
Weighted-average remaining lease term (years)	9 years	8 years
Undiscounted operating lease payment for future commitments for leases not yet commenced	$ 2,953	$ 5,311